As filed with the Securities and Exchange Commission on September 28, 2026
File No. 333-255884
File No. 811-23661

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
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Post-Effective Amendment No. 112
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and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
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Amendment No. 114
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HARBOR ETF TRUST
(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606
(Address of Principal Executive Offices)
(312) 443-4400
(Registrant’s Telephone Number, including Area Code)

CHARLES F. MCCAIN, ESQ. Harbor ETF Trust 111 South Wacker Drive – 34th Floor Chicago, Illinois 60606	STEPHANIE A. CAPISTRON, ESQ. Dechert LLP One International Place – 40th Floor 100 Oliver Street Boston, Massachusetts 02110
(Name and address of Agents for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on October 2, 2026 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on     pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on     pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
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this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of the Harbor Arena Structured Income ETF, Harbor Structured High Income ETF and Harbor Structured Premium Income ETF.

Explanatory Note
The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 98 under the Securities Act of 1933 (the “Securities Act”) until October 2, 2026. Parts A, B, and C of the Registrant’s Post-Effective Amendment No. 98 under the Securities Act of 1933 and Amendment No. 100 under the Investment Company Act of 1940, filed on July 2, 2026, are incorporated by reference herein.
On September 14, 2026, the Registrant submitted Post-Effective Amendment No. 108 to its Registration Statement under the Securities Act and Amendment No. 110 to its Registration Statement under the Investment Company Act (the “First Delaying Amendment”) solely to designate September 18, 2026 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The First Delaying Amendment is incorporated herein by reference.
On September 17, 2026, the Registrant submitted Post-Effective Amendment No. 109 to its Registration Statement under the Securities Act and Amendment No. 111 to its Registration Statement under the Investment Company Act (the “Second Delaying Amendment”) solely to designate September 23, 2026 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Second Delaying Amendment is incorporated herein by reference.
On September 21, 2026, the Registrant submitted Post-Effective Amendment No. 110 to its Registration Statement under the Securities Act and Amendment No. 112 to its Registration Statement under the Investment Company Act (the “Third Delaying Amendment”) solely to designate September 25, 2026 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Third Delaying Amendment is incorporated herein by reference.
On September 24, 2026, the Registrant submitted Post-Effective Amendment No. 111 to its Registration Statement under the Securities Act and Amendment No. 113 to its Registration Statement under the Investment Company Act (the “Fourth Delaying Amendment”) solely to designate September 29, 2026 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act. The Fourth Delaying Amendment is incorporated herein by reference.
The Registrant is submitting Post-Effective Amendment No. 112 to its Registration Statement under the Securities Act and Amendment No. 114 under the Investment Company Act solely to designate October 2, 2026 as the new effective date for the Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on September 28, 2026.
Harbor ETF Trust
By: /s/ Charles F. McCain

Charles F. McCain
President and Trustee
Pursuant to the requirements of the Securities Act, this filing has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title	Date
/s/ Charles F. McCain Charles F. McCain	President and Trustee (Principal Executive Officer)	September 28, 2026
/s/ Howard M. Reich Howard M. Reich	Treasurer (Principal Financial and Accounting Officer)	September 28, 2026
/s/ Anne F. Ackerley* Anne F. Ackerley	Trustee	September 28, 2026
/s/ Scott M. Amero* Scott M. Amero	Trustee	September 28, 2026
/s/ Donna J. Dean* Donna J. Dean	Trustee	September 28, 2026
/s/ Robert Kasdin* Robert Kasdin	Trustee	September 28, 2026
/s/ Kathryn L. Quirk* Kathryn L. Quirk	Trustee	September 28, 2026
/s/ Douglas J. Skinner* Douglas J. Skinner	Trustee	September 28, 2026
/s/ Ann M. Spruill* Ann M. Spruill	Trustee	September 28, 2026
/s/ Landis Zimmerman* Landis Zimmerman	Trustee	September 28, 2026
By* /s/ Charles F. McCain

 Charles F. McCain
 As Attorney-in-Fact
 Dated: September 28, 2026
* Pursuant to Powers of Attorney dated July 1, 2025 – filed with Post-Effective Amendment No. 79 on July 15, 2025